Capital	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Capital
Note 15. Capital
15.1 Share capital issued
Accounting policy
In general, each shareholder is entitled to one vote per share at any general shareholders’ meeting. However, our
By-Laws
provide that all shares held in registered form (actions nominatives) for more than two years will be granted double voting rights. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value

	$ in thousands			in $
Balance as of J anuary 1, 2019	2,765	828,525	42,430,069	0.05
Capital Increase	2	—	35,600	—
Exercise of share warrants, employee warrants and stock options	—	—	—	—
Non-cash stock-based compensation expense	—	23,173	—	—
Other movements	—	2	—	—

Balance as of December 31, 2019	2,767	851,700	42,465,669	0.05
Exercise of share warrants, employee warrants and stock options	18	6,101	314,517	—
Non-cash stock-based compensation expense	—	14,365	—	—
Other movements	—	(32)	—	—

Balance as of December 31, 2020	2,785	872,134	42,780,186	0.05
Capital increase (ATM)	143	46,811	2,415,630
Exercise of share warrants, employee warrants and stock options	17	5,597	288,494	—
Non-cash stock-based compensation expense	—	12,497	—	—
Transaction costs	—	(2,316)
Other movements	—	(27)	—

Balance as of December 31, 2021	2,945	934,696	45,484,310	0.05
Capital evolution in 2021

•
During the full year ended December 31, 2021, 2,415,630 shares were issued through Cellectis’
At-The-Market
(“ATM”) financing program and 256,494 shares were issued as a result of the exercise of stock options and non-employee
warrants, $2.3 million of issuance costs related to the Cellectis ATM financing program were recorded as a reduction of share premium, in conjunction with share issuances that occurred in April 2021 and 32,000 free shares were converted to 32,000 ordinary shares.

Capital evolution in 2020

•
During the full year ended December 31, 2020, 20,464 ordinary shares were issued upon the exercise of 19,702 employee warrants (“bons de souscription de parts de créateurs d’entreprise”) for total proceeds of €163,134; 291,053 ordinary shares were issued upon the exercise of 291,053 stock options for total proceeds of €5,197,970; and 3,000 free shares were converted to 3,000 ordinary shares.

Capital evolution in 2019

•	During the full year ended December 31, 2019, 35,600 free shares were converted to 35,600 ordinary shares.
BSA 2011:
On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.
Voting rights:
After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•	At December 31, 2021, we had 45,484,310 ordinary shares outstanding of which 5,601,472 had a double voting right.

•	At December 31, 2020, we had 42,780,186 ordinary shares outstanding of which 6,067,389 had a double voting right.

•	At December 31, 2019, we had 42,465,669 ordinary shares outstanding of which 4,389,581 had a double voting right.
Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.
15.2 Share warrants and
non-employee
warrants
Share warrants and
non-employee
warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.
Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

Date	Type	Number of warrants/shares outstanding as of 01/01/2021	Number of warrants/shares granted	Number of warrants/shares vested/exercised	Number of warrants/shares voided	Number of warrants/shares outstanding as of 12/31/2021	Maximum of shares to be issued	Number of warrants/shares exercisable as of 12/31/2021	Strike price per share in euros
03/24/2015	Stock Options	1,591,603	—	—	181,271	1,410,332	1,410,332	1,410,332	38.45
03/27/2015	BSA	130,000	—	—	—	130,000	130,000	130,000	38.45
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000	29.58
09/08/2015	BSA	224,200	—	—	—	224,200	224,200	224,200	28.01
09/08/2015	Stock Options	1,598,700	—	—	186,900	1,411,800	1,411,800	1,411,800	27.55
03/14/2016	BSA	147,025	—	—	—	147,025	147,025	147,025	27.37
03/14/2016	Stock Options	1,636,705	—	28,856	161,247	1,446,602	1,446,602	1,446,602	22.44
10/28/2016	BSA	148,000	—	3,000	—	145,000	145,000	145,000	18.68
10/28/2016	Stock Options	1,918,634	—	198,816	111,684	1,608,134	1,608,134	1,608,134	17.90
10/11/2017	BSA	200,000	—	—	—	200,000	200,000	200,000	24.34
10/11/2017	Stock Options	924,000	—	2,000	150,000	772,000	772,000	772,000	22.57
10/08/2018	Stock Options	20,000	—	—	15,000	5,000	5,000	3,750	24.80
03/07/2019	Free shares	2,500	—	2,500	—	—	—	—	16.00
04/24/2019	Stock Options	1,265,515	—	23,822	166,777	1,074,916	1,074,916	743,579	18.25
04/24/2019	Free shares	6,500	—	6,500	—	—	—	—	18.01
07/16/2019	Free shares	4,000	—	4,000	—	—	—	—	14.01
11/06/2019	Stock Options	30,000	—	—	—	30,000	30,000	15,000	11.06
11/06/2019	Free shares	15,000	—	2,500	12,500	—	—	—	11.32
11/18/2019	Stock Options	22,500	—	—	22,500	—	—	—	12.33
11/18/2019	Free shares	16,500	—	6,500	10,000	—	—	—	12.16
03/04/2020	Free shares	6,500	—	—	—	6,500	6,500	—	14.54
04/14/2020	Free shares	20,000	—	—	—	20,000	20,000	—	9.14
04/14/2020	Stock Options	160,000	—	—	—	160,000	160,000	60,000	8.27
06/19/2020	Free shares	16,500	—	—	6,500	10,000	10,000	—	14.76
06/19/2020	Stock Options	17,000	—	—	—	17,000	17,000	6,375	15.84
07/20/2020	Free shares	10,000	—	—	—	10,000	10,000	—	15.76

07/20/2020	Stock Options	17,000	—	—	—	17,000	17,000	5,312	15.12
08/05/2020	Free shares	70,000	—	10,000	26,000	34,000	34,000	—	14.00
08/05/2020	Stock Options	212,000	—	—	24,250	187,750	187,750	59,872	14.62

09/11/2020	Free shares	15,000	—	—	—	15,000	15,000	—	14.58
09/11/2020	Free shares	6,500	—	—	6,500	—	—	—	14.98
09/11/2020	Stock Options	45,000	—	—	—	45,000	45,000	14,062	14.36
10/14/2020	Free shares	416,750	—	—	81,420	335,330	335,330	—	22.45
11/05/2020	Stock Options	28,000	—	—	—	28,000	28,000	7,000	14.62
11/05/2020	Free shares	16,600	—	—	—	16,600	16,600	—	14.76
12/16/2020	Free shares	7,300	—	—	—	7,300	7,300	—	23.75
03/04/2021	Stock Options	—	924,520	—	83,875	840,645	840,645	—	19.44
03/05/2021	Free shares	—	16,500	—	—	16,500	16,500	—	14.44
03/05/2021	Free shares	—	313,541	—	32,020	281,521	281,521	—	12.69
04/13/2021	Stock Options	—	27,465	—	—	27,465	27,465	2,861	16.07
05/12/2021	Free shares	—	2,000	—	—	2,000	2,000	—	12.70
05/12/2021	Stock Options	—	3,500	—	—	3,500	3,500	—	14.36
05/28/2021	Free shares	—	158,000	—	9,775	148,225	148,225	—	12.38
05/28/2021	Stock Options	—	35,000	—	—	35,000	35,000	—	12.69
09/30/2021	Free shares	—	12,975	—	550	12,425	12,425	—	11.22
09/30/2021	Stock Options	—	25,950	—	1,100	24,850	24,850	—	11.51
10/13/2021	Free shares	—	4,500	—	—	4,500	4,500	—	8.29
10/13/2021	Stock Options	—	9,000	—	—	9,000	9,000	—	10.29
11/25/2021	Free shares	—	2,100	—	—	2,100	2,100	—	7.84
11/25/2021	Stock Options	—	4,500	—	—	4,500	4,500	—	8.81
11/30/2021	Free shares	—	700	—	—	700	700	—	7.42
11/30/2021	Stock Options	—	1,300	—	—	1,300	1,300	—	8.54
	Total	11,015,532	1,541,551	288,494	1,289,869	10,978,720	10,978,720	8,462,904
•
In 2021, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2021 a 4.6% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2021 amounted to $1.6 million (see Note 16).

•
In 2020, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2020 a 2.7% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2020 amounted to $6.7 million (see Note 16).

•
In 2019, our subsidiary Calyxt granted stock options, restricted stock unit and performance stock unit in Calyxt representing as of December 31, 2019 a 6.1% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2019 amounted to $4.4 million (see Note 16).

15.3
Non-controlling
interests
On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO.
On May 22, 2018, Calyxt completed a
follow-on
offering of its common stock. Calyxt sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share. In the aggregate, Calyxt received net proceeds of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on
offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million.
On October 20, 2020, Calyxt entered into definitive agreements with institutional investors for the purchase and sale of 3,750,000 shares of Calyxt’s common stock, at a purchase price of $4.00 per share, in an
SEC-registered,
direct offering. The financing resulted in gross proceeds of $15.0 million before payment of all related fees and expenses. Cellectis purchased 1,250,000 shares in the offering for a value of $5.0 million, the proceeds of which are included in the net proceeds of approximately $14 million.
On September 21, 2021, Calyxt entered into an ATM Program. Under the terms of the ATM Program, Calyxt may, from time-to-time,
issue common stock having an aggregate offering value of up to $50.0 million. At its discretion, Calyxt determines the timing and number of shares to be issued under the ATM Program.
As of December 31, 2021, the Company had issued approximately 1.4 million shares of common stock under the Program for proceeds of $3.9 million, net of commissions and payments for other share issuance costs. An additional $0.2 million of proceeds were received in early 2022 upon settlement of those transactions.

As of December 31, 2021,
non-controlling
interests represent 38.2% of Calyxt shares.

The following table summarizes the information relating to each of our subsidiaries that reported non-controlling
interest (“NCI”):

	CALYXT
	2020	2021
	$ in thousands
Revenue	22,892	26,946
Net Profit (Loss)	(43,902)	(28,358)

Net Profit (Loss) attributable to NCI	(16,409)	(10,910)

Other comprehensive income	(1,196)	(3,622)
Total comprehensive income	(45,098)	(31,980)

Total comprehensive income attributable to NCI	(15,942)	(12,216)

Current assets	39,590	15,180
Non-current assets	23,737	19,656
Current liabilities	6,945	4,933
Non-current liabilities	19,507	14,495

Net assets	36,875	15,408

Net assets attributable to NCI	13,035	5,886